Penn Capital Opportunistic High Income Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

CORPORATE BONDS - 97.2%	Par	Value
Advertising & Marketing - 1.3%
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	$455,000	$416,483

Aerospace & Defense - 1.2%
Bombardier, Inc., 8.75%, 11/15/2030 (a)	95,000	101,934
TransDigm, Inc., 6.88%, 12/15/2030 (a)	160,000	162,014
Triumph Group, Inc., 9.00%, 03/15/2028 (a)	128,000	132,135
		396,083

Airlines - 1.9%
American Airlines, Inc.
7.25%, 02/15/2028(a)	300,000	299,566
8.50%, 05/15/2029(a)	75,000	77,357
VistaJet Malta Finance PLC
7.88%, 05/01/2027(a)	85,000	76,955
9.50%, 06/01/2028(a)	135,000	122,781
6.38%, 02/01/2030(a)	70,000	56,208
		632,867

Apparel & Textile Products - 1.1%
Crocs, Inc., 4.25%, 03/15/2029 (a)	400,000	365,116

Auto Parts Manufacturing - 0.4%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	135,000	133,986

Banks - 2.1%
Fifth Third Bancorp, 8.25%, 03/01/2038	235,000	275,450
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	461,000	419,051
		694,501

Cable & Satellite - 4.6%
Cable One, Inc., 4.00%, 11/15/2030 (a)	410,000	305,921
CCO Holdings LLC
4.50%, 08/15/2030(a)	245,000	203,572
7.38%, 03/01/2031(a)	30,000	29,026
CSC Holdings LLC
11.25%, 05/15/2028(a)	255,000	205,755
11.75%, 01/31/2029(a)	240,000	190,730
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	355,000	333,349
DISH Network Corp., 11.75%, 11/15/2027 (a)	235,000	235,778
		1,504,131

Casinos & Gaming - 3.2%
Caesars Entertainment, Inc., 7.00%, 02/15/2030 (a)	325,000	328,510
Scientific Games Holdings LP, 6.63%, 03/01/2030 (a)	265,000	251,023
Station Casinos LLC
4.63%, 12/01/2031(a)	215,000	188,284
6.63%, 03/15/2032(a)	90,000	88,351
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.13%, 02/15/2031 (a)	200,000	205,357
		1,061,525

Chemicals - 1.8%
Avient Corp., 7.13%, 08/01/2030 (a)	320,000	325,341
Windsor Holdings III LLC, 8.50%, 06/15/2030 (a)	255,000	266,426
		591,767

Commercial Finance - 1.0%
Fortress Transportation and Infrastructure Investors LLC
9.75%, 08/01/2027(a)	130,000	133,832
5.50%, 05/01/2028(a)	115,000	111,148
7.88%, 12/01/2030(a)	95,000	99,271
		344,251

Construction Materials Manufacturing - 0.8%
Knife River Corp., 7.75%, 05/01/2031 (a)	245,000	254,995

Consumer Finance - 3.7%
Block, Inc., 6.50%, 05/15/2032 (a)	245,000	247,277
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (a)	320,000	335,181
Navient Corp.
6.75%, 06/25/2025	115,000	115,130
4.88%, 03/15/2028	240,000	219,803
OneMain Finance Corp., 6.63%, 01/15/2028	290,000	288,100
		1,205,491

Consumer Products - 0.6%
Energizer Holdings, Inc., 6.50%, 12/31/2027 (a)	205,000	203,278

Containers & Packaging - 0.6%
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	210,000	209,289

Department Stores - 1.0%
Macy's Retail Holdings LLC, 5.88%, 04/01/2029 (a)	340,000	327,388

Entertainment Content - 0.8%
AMC Networks, Inc., 4.25%, 02/15/2029	355,000	250,441

Entertainment Resources - 2.3%
Life Time, Inc., 8.00%, 04/15/2026 (a)	140,000	140,944
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)	215,000	201,047
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (a)	305,000	305,196
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc., 6.63%, 05/01/2032 (a)	120,000	120,087
		767,274

Exploration & Production - 6.0%
Antero Resources Corp., 7.63%, 02/01/2029 (a)	375,000	386,291
California Resources Corp., 8.25%, 06/15/2029 (a)	140,000	140,217
Civitas Resources, Inc., 8.63%, 11/01/2030 (a)	250,000	267,420
Comstock Resources, Inc., 6.75%, 03/01/2029 (a)	365,000	353,059
Hilcorp Energy I LP, 6.25%, 11/01/2028 (a)	280,000	276,428
Northern Oil & Gas, Inc., 8.13%, 03/01/2028 (a)	305,000	310,095
Permian Resources Operating LLC, 8.00%, 04/15/2027 (a)	220,000	225,767
		1,959,277

Financial Services - 1.1%
PRA Group, Inc.
8.38%, 02/01/2028(a)	100,000	99,393
5.00%, 10/01/2029(a)	305,000	258,592
		357,985

Food & Beverage - 1.7%
BellRing Brands, Inc., 7.00%, 03/15/2030 (a)	215,000	219,665
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/2025 (a)	67,000	65,217
HLF Financing Sarl LLC, 4.88%, 06/01/2029 (a)	115,000	74,781
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029 (a)	190,000	186,906
		546,569

Forest & Paper Products Manufacturing - 0.8%
Mercer International, Inc.
12.88%, 10/01/2028(a)	65,000	70,397
5.13%, 02/01/2029	230,000	201,395
		271,792

Hardware - 1.6%
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	275,000	296,686
Seagate HDD Cayman, 8.50%, 07/15/2031 (a)	210,000	224,037
		520,723

Health Care Facilities & Services - 10.1%
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	375,000	358,605
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029(a)	310,000	277,585
10.88%, 01/15/2032(a)	170,000	175,651
DaVita, Inc., 4.63%, 06/01/2030 (a)	440,000	394,188
Encompass Health Corp., 4.75%, 02/01/2030	230,000	212,876
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (a)	350,000	349,824
Modivcare Escrow Issuer, Inc., 5.00%, 10/01/2029 (a)	175,000	124,278
Modivcare, Inc., 5.88%, 11/15/2025 (a)	205,000	203,843
Owens & Minor, Inc., 6.63%, 04/01/2030 (a)	410,000	389,815
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030 (a)	380,000	327,385
Star Parent, Inc., 9.00%, 10/01/2030 (a)	255,000	265,899
Tenet Healthcare Corp.
6.13%, 10/01/2028	95,000	94,107
4.38%, 01/15/2030	125,000	114,950
6.13%, 06/15/2030	45,000	44,602
		3,333,608

Home & Office Products Manufacturing - 1.0%
Tempur Sealy International, Inc., 4.00%, 04/15/2029 (a)	375,000	336,272

Homebuilders - 1.4%
Ashton Woods USA LLC
4.63%, 08/01/2029(a)	115,000	103,319
4.63%, 04/01/2030(a)	175,000	155,566
Beazer Homes USA, Inc., 7.50%, 03/15/2031 (a)	215,000	214,619
		473,504

Industrial Other - 1.8%
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (a)	315,000	282,489
Pike Corp.
5.50%, 09/01/2028(a)	195,000	185,580
8.63%, 01/31/2031(a)	130,000	136,927
		604,996

Internet Media - 0.9%
Match Group Holdings II LLC, 5.63%, 02/15/2029 (a)	145,000	137,473
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)	185,000	165,086
		302,559

Machinery Manufacturing - 0.8%
Titan International, Inc., 7.00%, 04/30/2028	265,000	256,524

Medical Equipment & Devices Manufacturing - 1.8%
Embecta Corp., 5.00%, 02/15/2030 (a)	370,000	305,990
Medline Borrower LP, 3.88%, 04/01/2029 (a)	325,000	295,808
		601,798

Metals & Mining - 1.6%
Carpenter Technology Corp., 7.63%, 03/15/2030	290,000	297,429
Commercial Metals Co., 4.13%, 01/15/2030	240,000	217,729
		515,158

Oil & Gas Services & Equipment - 5.4%
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.50%, 10/01/2030 (a)	310,000	325,470
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	210,000	221,671
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (a)	242,000	242,895
Transocean, Inc.
8.75%, 02/15/2030(a)	81,000	84,502
8.50%, 05/15/2031(a)	230,000	229,766
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	245,000	245,013
7.13%, 03/15/2029(a)	85,000	85,096
Weatherford International Ltd., 8.63%, 04/30/2030 (a)	325,000	336,036
		1,770,449

Pipeline - 6.0%
DT Midstream, Inc., 4.38%, 06/15/2031 (a)	190,000	170,665
EnLink Midstream LLC, 6.50%, 09/01/2030 (a)	190,000	194,087
EnLink Midstream Partners LP, 5.05%, 04/01/2045	425,000	347,258
EQM Midstream Partners LP
7.50%, 06/01/2027(a)	145,000	148,145
6.50%, 07/15/2048	90,000	90,049
Harvest Midstream I LP
7.50%, 09/01/2028(a)	265,000	268,911
7.50%, 05/15/2032(a)	115,000	116,560
New Fortress Energy, Inc.
6.75%, 09/15/2025(a)	137,000	135,379
6.50%, 09/30/2026(a)	70,000	65,887
8.75%, 03/15/2029(a)	115,000	110,384
Venture Global LNG, Inc., 8.38%, 06/01/2031 (a)	300,000	309,360
		1,956,685

Power Generation - 1.9%
Calpine Corp., 5.00%, 02/01/2031 (a)	290,000	267,835
Vistra Corp., 8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual (a)	200,000	203,301
Vistra Operations Co. LLC, 5.63%, 02/15/2027 (a)	160,000	157,434
		628,570

Publishing & Broadcasting - 4.9%
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/2028(a)	165,000	171,733
7.50%, 06/01/2029(a)	110,000	90,311
Cumulus Media New Holdings, Inc., 8.00%, 07/01/2029 (a)	141,000	69,795
Gray Television, Inc.
7.00%, 05/15/2027(a)	145,000	127,966
10.50%, 07/15/2029(a)	95,000	94,370
4.75%, 10/15/2030(a)	405,000	230,399
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	265,000	250,129
Scripps Escrow II, Inc., 5.38%, 01/15/2031 (a)	155,000	63,394
Scripps Escrow, Inc., 5.88%, 07/15/2027 (a)	270,000	175,332
Sinclair Television Group, Inc., 4.13%, 12/01/2030 (a)	495,000	335,694
		1,609,123

Real Estate - 2.2%
Newmark Group, Inc., 7.50%, 01/12/2029 (a)	305,000	311,467
RHP Hotel Properties LP / RHP Finance Corp.
7.25%, 07/15/2028(a)	215,000	219,645
6.50%, 04/01/2032(a)	120,000	119,269
Service Properties Trust, 7.50%, 09/15/2025	60,000	61,009
		711,390

Renewable Energy - 0.5%
EnerSys, 6.63%, 01/15/2032 (a)	160,000	161,242

Restaurants - 1.8%
Papa John's International, Inc., 3.88%, 09/15/2029 (a)	415,000	360,461
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (a)	210,000	226,095
		586,556

Retail - Consumer Discretionary - 4.7%
Bath & Body Works, Inc.
9.38%, 07/01/2025(a)	18,000	18,637
5.25%, 02/01/2028	65,000	63,160
6.63%, 10/01/2030(a)	160,000	160,216
Builders FirstSource, Inc.
6.38%, 06/15/2032(a)	145,000	144,462
6.38%, 03/01/2034(a)	165,000	161,753
Foot Locker, Inc., 4.00%, 10/01/2029 (a)	320,000	265,061
SRS Distribution, Inc.
4.63%, 07/01/2028(a)	175,000	173,993
6.00%, 12/01/2029(a)	185,000	187,739
White Cap Buyer LLC, 6.88%, 10/15/2028 (a)	235,000	224,191
White Cap Parent LLC, 8.25% (9.00% PIK), 03/15/2026 (a)	150,000	148,141
		1,547,353

Retail - Consumer Staples - 0.9%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	295,000	298,813

Software & Services - 1.6%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	185,000	186,476
RingCentral, Inc., 8.50%, 08/15/2030 (a)	320,000	334,862
		521,338

Transportation & Logistics - 0.9%
XPO CNW, Inc., 6.70%, 05/01/2034	200,000	211,524
XPO, Inc., 7.13%, 02/01/2032 (a)	80,000	81,465
		292,989

Travel & Lodging - 3.8%
Carnival Corp., 6.00%, 05/01/2029 (a)	165,000	161,263
Hilton Grand Vacations LLC
5.00%, 06/01/2029(a)	195,000	180,087
4.88%, 07/01/2031(a)	110,000	96,530
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (a)	210,000	214,355
NCL Corp. Ltd.
5.88%, 03/15/2026(a)	260,000	255,640
8.38%, 02/01/2028(a)	140,000	146,120
Royal Caribbean Cruises Ltd., 5.38%, 07/15/2027 (a)	195,000	191,058
		1,245,053

Utilities - 1.0%
Talen Energy Supply LLC, 8.63%, 06/01/2030 (a)	315,000	337,854

Wireline Telecommunications Services - 2.6%
Cogent Communications Group, Inc., 7.00%, 06/15/2027 (a)	228,000	226,932
Frontier Communications Holdings LLC
5.00%, 05/01/2028(a)	290,000	270,856
6.00%, 01/15/2030(a)	240,000	207,997
Qwest Corp., 7.25%, 09/15/2025	145,000	142,396
		848,181
TOTAL CORPORATE BONDS (Cost $32,129,901)		31,955,227

TOTAL INVESTMENTS - 97.2% (Cost $32,129,901)		$31,955,227
Money Market Deposit Account - 2.3%(b)		740,984
Other Assets in Excess of Liabilities - 0.5%		169,602
TOTAL NET ASSETS - 100.0%		$32,865,813

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate
PIK - Payment in Kind
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $27,653,245 or 84.1% of the Fund’s net assets.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 3.27%.

Allocation of Portfolio Holdings by Country as of May 31, 2024
(% of Net Assets)
United States	$29,501,061	89.8%
Cayman Islands	863,775	2.6
Bermuda	737,796	2.2
Malta	255,944	0.8
Liberia	191,058	0.6
Panama	161,263	0.5
Germany	142,396	0.4
Canada	101,934	0.3
Other Assets in Excess of Liabilities	910,586	2.8
	$32,865,813	100.0%

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND
	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	–	31,955,227	–	31,955,227
Total Investments	–	31,955,227	–	31,955,227
Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.